Financial instruments by category	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial instruments [text block]
Note
25	Financial instruments by category

Amounts in US$ '000	Assets as per statement of financial position
	2018	2017
Financial assets at fair value through profit or loss
Derivative financial instrument assets	27,539	-
Cash and cash equivalents	53,794	44,123
	81,333	44,123
Other financial assets at amortized cost
Trade receivables	16,215	19,519
To be recovered from co-venturers (Note 33)	1,819	2,455
Other financial assets (a)	11,468	43,488
Cash and cash equivalents	73,933	90,632
	103,435	156,094
Total financial assets	184,768	200,217

(a)
Non-current other financial assets relate to contributions made for environmental obligations according to Colombian and Brazilian government regulations. Current other financial assets corresponds to short-term investments with original maturities up to twelve months and over three months. At 31 December 2017, Current other financial assets also included the security deposit granted in relation to the purchase of Argentinian assets (Note 35.3).

	Liabilities as per statement of financial position
Amounts in US$ '000	2018	2017
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	-	19,289
	-	19,289
Other financial liabilities at amortized cost
Trade payables	69,142	52,557
Payables to related parties (Note 33)	-	31,184
Payables to LGI (Note 35.1)	29,509	-
To be paid to co-venturers (Note 33)	8,449	10,015
Borrowings	447,002	426,204
	554,102	519,960
Total financial liabilities	554,102	539,249

25.1 Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ '000	2018	2017
Trade receivables
Counterparties with an external credit rating (Moody’s)
B2	1,196	70
Ba2	5,511	-
Ba3	3,734	8,788
Baa3	-	3,614
Counterparties without an external credit rating
Group1 (a)	5,774	7,047
Total trade receivables	16,215	19,519

(a)
Group 1 – existing customers (more than 6 months) with no defaults in the past.
All trade receivables are denominated in US Dollars, except in Brazil where are denominated in Brazilian Real.

Cash at bank and other financial assets
(a)

Amounts in US$ '000	2018	2017
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
A1	1,315	553
A2	595	298
A3	765	63,853
Aaa	-	15,040
Aaa-mf	52,563	-
Aa1	4,732	-
Aa3	17,431	11,401
AAA	14,307	19,634
B2	-	31
Ba1	4,033	18
Ba2	1	7
Baa1	13,903	307
Baa1+	4,138	-
Baa2	6,534	4,078
Ba3	212	2,815
B3	-	-
BBB	3,199	15,064
Counterparties without an external credit rating	15,448	45,123
Total	139,176	178,222

(a)
The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 19,000 (US$ 21,000 in 2017).

25.2 Financial liabilities - contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Amounts in US$ '000	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
At 31 December 2018
Borrowings	39,545	38,648	82,875	452,625
Trade payables	68,862	280	-	-
Payables to LGI (Note 35.1)	15,000	15,000	-	-
	123,407	53,928	82,875	452,625
At 31 December 2017
Borrowings	27,625	27,625	82,875	480,250
Trade payables	52,557	-	-	-
Payables to related parties	7,331	2,068	27,087	-
	87,513	29,693	109,962	480,250

25.3 Fair value measurement of financial instruments

Accounting policies for financial instruments have been applied to classify as either: loans and receivables, held-to-maturity, available-for-sale, or fair value through profit and loss. For financial instruments that are measured in the statement of financial position at fair value, IFRS 13 requires a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

This note provides an update on the judgements and estimates made by the Group in determining the fair values of the financial instruments since the last annual financial report.

25.3.1 Fair value hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at 31 December 2018 and 2017 on a recurring basis:

Amounts in US$ '000	Level 1	Level 2	At 31 December 2018
Assets
Cash and cash equivalents
Money market funds	53,794	-	53,794
Derivative financial instrument liabilities
Commodity risk management contracts	-	27,539	27,539
Total Assets	53,794	27,539	81,333

Amounts in US$ '000	Level 1	Level 2	At 31 December 2017
Assets
Cash and cash equivalents
Money market funds	44,123	-	44,123
Total Assets	44,123	-	44,123
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	-	19,289	19,289
Total Liabilities	-	19,289	19,289

There were no transfers between Level 2 and 3 during the period.

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at 31 December 2018.

25.3.2 Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

•	The use of quoted market prices or dealer quotes for similar instruments.
•
The mark-to-market fair value of the Group's outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy.

•	The fair value of the remaining financial instruments is determined using discounted cash flow analysis. All of the resulting fair value estimates are included in level 2.

25.3.3 Fair values of other financial instruments (unrecognized)

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For the majority of these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.

Borrowings are comprised primarily of fixed rate debt and variable rate debt with a short-term portion where interest has already been fixed. They are classified under other financial liabilities and measured at their amortized cost.

The fair value of these financial instruments at 31 December 2018 amounts to US$ 445,582,00
0

(
US$ 425,118,000 in 2017). The fair values are based on cash flows discounted using a rate based on the borrowing rate of 6.94% (
6.90
% in 2017) and are within level 2 of the fair value hierarchy.